United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: 12/31/16

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2016
Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of the Federated Corporate Bond Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016 was 8.61%. The total return of the Bloomberg Barclays U.S. Credit Index (BBUSC),1 the Fund's broad-based securities market index, was 5.63%, and the total return of the Baa component of the Bloomberg Barclays U.S. Credit Index (BBUSC-Baa),2 the benchmark against which the Fund is managed, was 7.89%, for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the indexes.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBUSC-Baa were: (1) individual security selection; (2) duration,3 which is the sensitivity of the change in price of the portfolio to changes in interest rates; (3) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (4) selection of securities with different maturities (referred to as “yield curve” strategy).
Market Overview
In 2016, U.S. Treasury rates increased for all maturities across the yield curve. The largest yield increases occurred in the front-end of the yield curve. Specifically, interest rates for maturities of three months and one year increased by 33 and 21 basis points, respectively. Interest rates in the five-year to ten-year part of the Treasury curve increased by approximately 17 basis points, while yields on 30-year maturities increased by only 5 basis points. As a result, the U.S. Treasury curve experienced a bear flattening in 2016, which led to the outperformance by longer maturity Treasury and corporate bonds. The credit-sensitive U.S. fixed-income markets such as high yield,4 investment-grade5 corporates and commercial mortgage-backed securities (CMBS) all outperformed the U.S. Treasury market on a total return and duration-adjusted basis. In addition, lower-quality credit outperformed higher-quality credit.
Even though interest rates increased in 2016, it was really the tale of two halves. U.S. Treasury rates declined in the first half of the year due to low global rates in the other major developed markets of Europe and Japan, increased monetary policy stimulus from the European Central Bank, weak U.S. and global economic growth and the surprise results from the U.K. referendum on exiting the European Union (“Brexit”). U.S. Treasury rates bottomed in the beginning of July following the Brexit vote. However, improving U.S. economic data, especially job related data, the Bank of Japan's (BOJ) change in monetary policy from negative yields to targeting a specific yield, stabilizing commodity prices and the federal funds target interest rate increase in December all contributed to higher U.S. Treasury rates in the second half of the year. In addition, Donald Trump's unexpected victory in the U.S. presidential election put the greatest upward pressure on U.S. interest rates. The President-elect's proposed fiscal stimulus package of tax cuts and infrastructure spending led to increased macroeconomic growth and inflation expectations. As a result, credit-sensitive U.S. fixed-income markets such as investment-grade corporates, high yield and CMBS, rallied in the second half of the year.
The positive 2016 total return on the BBUSC-Baa was due to tighter credit spreads, which more than offset the increase in U.S. Treasury rates. The Option Adjusted Spread (OAS) for the BBUSC-Baa tightened by 64 basis points to 160 basis points. The flattening of the yield and credit curves in 2016 led to the outperformance of longer maturity credits on a total and excess return basis. In addition, the stabilization of commodity prices drove strong results in the Energy and Metal & Mining sectors, which were up 19.4% and 33.2%, respectively. These two sectors were the two best performing sectors in 2016.
Security selection
In total, individual security selection varied widely in terms of relative contribution to the Fund but combined to be the largest positive contributor to the performance of the Fund for the reporting period. Some of the best performing corporate issuers for the Fund in 2016 were from companies such as Kinder Morgan, Williams Partners, Energy Transfer Partners, Enterprise Products and Phillips 66. These credits all benefited from the improvement of crude oil prices in 2016. Some of the worst performing issuers were Weatherford International, General Motors, Ford Motor Company and the Kraft Heinz Co.
Duration
The Fund's duration, which was less than the BBUSC-Baa for most of the reporting period, was the main detractor from Fund performance for the reporting period. As noted above, U.S. Treasury rates increased for all maturities in 2016. However, the timing of changes in the Fund's duration positioning was not able to generate positive contributions for the Fund. The Fund's duration was less than the benchmark duration in the first half of the year when interest rates were declining, but more neutral in the second half of the year when interest rates were rising. During the reporting period, the Fund used U.S. Treasury futures contracts6 to help manage the duration of the Fund. These positions had a positive impact on the Fund's performance for the reporting period.
Annual Shareholder Report
1

Sector
Sector allocation was a positive contributor to the Fund's outperformance for the reporting period. Overweights in the finance, industrial and energy sectors and an underweight to supranational credits were positive contributors to performance. The commodity-sensitive energy and metals and mining sectors were the best performing sectors in the BBUSC-Baa.
Yield Curve
During the reporting period, the yield curve strategy caused a slight drag in Fund performance relative to the BBUSC-Baa. The Fund maintained a flattening bias for the majority of the reporting period, which was a positive contributor to performance. However, the positive contribution from the flattener was more than offset by an overweight to the 5- to 7-year part of the yield curve.
1	Please see the footnotes to the line graphs below for definitions of, and further information about the BBUSC.
2	Please see the footnotes to the line graphs below for definitions of, and further information about the BBUSC-Baa.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
5	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Corporate Bond Strategy Portfolio from December 31, 2006 to December 31, 2016, compared to the Bloomberg Barclays U.S. Credit Index (BBUSC)2 and the Baa component of the Bloomberg Barclays U.S. Credit Index (BBUSC-Baa).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Fund	8.61%	4.84%	6.03%
BBUSC	5.63%	3.85%	5.31%
BBUSC-Baa	7.89%	4.39%	6.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBUSC and BBUSC-Baa have been adjusted to reflect reinvestment of dividends on securities in an index.
The BBUSC is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody's Investors Service or “BBB” by Standard & Poor's, if unrated by Moody's. Effective August 24, 2016, the name of the BBUSC changed from “Barclays U.S. Credit Index” to “Bloomberg Barclays U.S. Credit Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
The BBUSC-Baa is a component of the BBUSC comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	3
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.5%
Foreign Government Debt Securities	2.7%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.0%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—93.5%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$92,034
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	96,851
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	91,463
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	294,965
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	48,018
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	68,145
		TOTAL	691,476
		Basic Industry - Metals & Mining—2.6%
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	159,563
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,500
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	212,675
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	38,291
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	151,516
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	133,965
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	247,000
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	281,599
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	226,449
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	270,629
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	103,998
		TOTAL	2,026,185
		Basic Industry - Paper—1.2%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	141,597
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	284,087
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	142,473
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	148,592
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	112,279
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	126,794
		TOTAL	955,822
		Capital Goods - Aerospace & Defense—1.9%
230,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	234,688
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	359,640
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	104,317
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	368,003
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	99,280
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	301,786
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,884
		TOTAL	1,519,598
		Capital Goods - Building Materials—0.4%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	287,950
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	33,900
		TOTAL	321,850
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	128,666
		Capital Goods - Diversified Manufacturing—1.2%
140,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	135,974
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	60,767
Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	$241,357
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,208
240,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	230,831
80,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	77,728
110,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	108,583
		TOTAL	929,448
		Capital Goods - Packaging—1.0%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	180,817
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	67,049
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	84,771
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	123,959
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	41,745
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	246,702
		TOTAL	745,043
		Communications - Cable & Satellite—2.0%
190,000		CCO Safari II LLC, 6.484%, 10/23/2045	220,040
165,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	157,651
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	318,431
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	305,498
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	472,025
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	56,355
		TOTAL	1,530,000
		Communications - Media & Entertainment—6.6%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	118,164
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	202,530
300,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	303,899
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	215,754
450,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	451,630
200,000		CBS Corp., 3.70%, 8/15/2024	201,549
200,000		CBS Corp., 4.90%, 8/15/2044	200,580
240,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	252,848
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	285,336
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	201,273
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	72,422
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	313,293
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	201,250
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	187,099
100,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	102,786
230,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	243,427
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	508,742
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	223,174
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	554,823
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	280,583
		TOTAL	5,121,162
		Communications - Telecom Wireless—1.7%
100,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	102,235
200,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	215,420
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	414,040
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	281,089
Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$332,019
		TOTAL	1,344,803
		Communications - Telecom Wirelines—6.4%
1,290,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,221,212
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	282,610
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	463,342
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	46,494
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	81,620
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	313,622
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	345,923
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,659,252
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	625,590
		TOTAL	5,039,665
		Consumer Cyclical - Automotive—2.4%
450,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	428,016
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	201,416
470,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	484,323
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	196,066
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	439,379
110,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	129,220
		TOTAL	1,878,420
		Consumer Cyclical - Lodging—0.6%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	270,625
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	231,793
		TOTAL	502,418
		Consumer Cyclical - Retailers—2.7%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	103,439
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	83,505
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	131,581
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,956
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	51,605
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	580,645
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	319,117
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	359,684
325,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	322,252
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	113,392
		TOTAL	2,118,176
		Consumer Non-Cyclical - Food/Beverage—3.3%
125,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	116,704
290,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	276,358
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	200,004
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	199,378
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	313,058
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	239,288
350,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	328,772
330,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	311,150
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	122,746
280,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	268,295
Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$200,000	Tyson Foods, Inc., 3.95%, 8/15/2024	$203,846
	TOTAL	2,579,599
	Consumer Non-Cyclical - Health Care—1.3%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	120,260
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	51,459
55,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	56,289
260,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	270,408
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	41,054
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	235,919
265,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	258,229
	TOTAL	1,033,618
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
400,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	397,834
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	411,345
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	101,480
375,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	390,649
190,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	183,567
520,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	486,250
300,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	287,051
300,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	276,731
	TOTAL	2,534,907
	Consumer Non-Cyclical - Products—0.4%
300,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	313,058
	Consumer Non-Cyclical - Supermarkets—0.5%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	384,191
	Consumer Non-Cyclical - Tobacco—0.9%
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	355,904
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	359,791
	TOTAL	715,695
	Energy - Independent—3.4%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	392,831
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	201,564
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	588,226
400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	418,805
550,000	Hess Corp., Sr. Unsecd. Note, 3.50%, 7/15/2024	529,611
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	485,097
	TOTAL	2,616,134
	Energy - Integrated—2.1%
245,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	254,552
100,000	Petro-Canada, Bond, 5.35%, 7/15/2033	110,951
550,000	Petroleos Mexicanos, 6.50%, 6/2/2041	517,853
740,000	Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	782,365
	TOTAL	1,665,721
	Energy - Midstream—5.9%
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	105,105
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	115,210
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	620,848
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	266,448
250,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	257,948
Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	$216,428
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	505,752
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,041
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	344,087
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	755,123
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	257,252
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	194,708
120,000		Williams Partners LP, 5.25%, 3/15/2020	128,224
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	775,154
		TOTAL	4,585,328
		Energy - Oil Field Services—0.9%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	36,050
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	102,152
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	200,062
11,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	11,220
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	125,625
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	125,400
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	120,750
		TOTAL	721,259
		Energy - Refining—2.3%
300,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	306,717
350,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	345,815
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	160,692
190,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	201,041
350,000		Valero Energy Corp., 9.375%, 3/15/2019	403,118
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	99,228
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	249,612
		TOTAL	1,766,223
		Financial Institution - Banking—12.5%
210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	208,207
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	987,195
350,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	334,347
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	599,056
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	199,192
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	801,373
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	247,744
520,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	521,990
180,000		Citigroup, Inc., 4.125%, 7/25/2028	177,917
250,000		Citigroup, Inc., 5.50%, 9/13/2025	274,882
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	218,159
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	466,645
350,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	348,376
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	745,400
180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	182,937
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	150,771
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	253,089
200,000		Comerica, Inc., 3.80%, 7/22/2026	197,031
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	248,686
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	190,417
Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	$157,093
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	294,456
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	421,469
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	45,296
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	480,962
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	179,709
410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	415,858
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	193,142
150,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	152,140
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	53,799
		TOTAL	9,747,338
		Financial Institution - Broker/Asset Mgr/Exchange—1.8%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	210,568
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,075
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	188,443
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	79,645
350,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	389,906
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	298,068
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	202,097
		TOTAL	1,370,802
		Financial Institution - Finance Companies—0.5%
300,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	340,683
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	75,847
		TOTAL	416,530
		Financial Institution - Insurance - Health—0.8%
600,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	593,885
		Financial Institution - Insurance - Life—1.6%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	103,312
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	265,432
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	91,821
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	139,104
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	220,906
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	153,750
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	62,100
250,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	241,774
		TOTAL	1,278,199
		Financial Institution - Insurance - P&C—2.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	552,410
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	56,754
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	133,125
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	147,396
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	65,288
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	338,303
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	57,605
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	295,824
		TOTAL	1,646,705
		Financial Institution - REIT - Apartment—1.1%
160,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	162,248
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	301,000
Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	$99,461
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	74,997
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	253,381
		TOTAL	891,087
		Financial Institution - REIT - Healthcare—1.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	107,860
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	255,334
400,000		Healthcare Trust of America, 3.70%, 4/15/2023	399,604
		TOTAL	762,798
		Financial Institution - REIT - Office—0.6%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	101,559
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	89,652
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	63,486
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	218,128
		TOTAL	472,825
		Financial Institution - REIT - Other—0.9%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	408,937
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	304,165
		TOTAL	713,102
		Financial Institution - REIT - Retail—0.7%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	130,369
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	81,197
200,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	187,972
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,655
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	121,811
		TOTAL	567,004
		Technology—5.0%
300,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	308,320
100,000		BMC Software, Inc., 7.25%, 6/1/2018	101,000
60,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	62,094
840,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	910,404
190,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	186,083
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	354,617
110,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	116,436
550,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series WI, 3.60%, 10/15/2020	559,592
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	65,897
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	97,600
450,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	445,683
350,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	344,458
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	86,244
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	229,258
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	78,636
		TOTAL	3,946,322
		Transportation - Airlines—0.1%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	94,031
		Transportation - Railroads—0.8%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	135,609
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	214,538
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	$297,093
		TOTAL	647,240
		Transportation - Services—1.2%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	364,392
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	404,551
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.55%, 6/1/2019	151,177
		TOTAL	920,120
		Utility - Electric—6.1%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	133,536
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	80,440
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	95,620
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	264,159
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	250,202
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	224,125
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	285,375
390,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2046	394,072
100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	102,852
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	252,310
390,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	364,962
8,647	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	8,778
240,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	240,397
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	302,236
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	303,852
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	246,946
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	207,066
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	215,832
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	33,168
200,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	193,688
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	84,962
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	261,060
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	203,923
		TOTAL	4,749,561
		Utility - Natural Gas—0.7%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	79,576
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	195,088
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	95,259
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	202,489
		TOTAL	572,412
		TOTAL CORPORATE BONDS (IDENTIFIED COST $71,722,682)	73,158,426
		FOREIGN GOVERNMENTS/AGENCIES—2.7%
		Sovereign—2.7%
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	890,375
200,000		Mexico, Government of, 4.75%, 3/8/2044	181,800
206,000		Mexico, Government of, 6.75%, 9/27/2034	244,110
300,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	289,200
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	322,200
190,000		Peru, Government of, 6.55%, 3/14/2037	238,545
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,116,553)	2,166,230
Annual Shareholder Report
12

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—3.0%
	Finance - Banking—3.0%
$2,328,000	Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (AT COST)	$2,328,000
	TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $76,167,235)[3]	77,652,656
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	602,624
	TOTAL NET ASSETS—100%	$78,255,280
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Notes 5-Year Long Futures	65	$7,648,164	March 2017	$(42,295)
5U.S. Treasury Notes 10-Year Short Futures	105	$13,049,531	March 2017	$64,067
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$21,772
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $9,015,711, which represented 11.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $9,015,711, which represented 11.5% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
13

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	—	73,158,426	—	73,158,426
Foreign Governments/Agencies	—	2,166,230	—	2,166,230
Repurchase Agreement	—	2,328,000	—	2,328,000
TOTAL SECURITIES	$—	$77,652,656	$—	$77,652,656
Other Financial Instruments[1]
Assets	64,067	—	—	64,067
Liabilities	(42,295)	—	—	(42,295)
TOTAL OTHER FINANCIAL INSTRUMENTS	$21,772	$—	$—	$21,772
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.29	$11.05	$10.70	$11.41	$10.73
Income From Investment Operations:
Net investment income	0.46	0.47	0.49	0.50	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.42	(0.76)	0.37	(0.62)	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.88	(0.29)	0.86	(0.12)	1.27
Less Distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.49)	(0.50)	(0.54)
Distributions from net realized gain on investments and futures contracts	—	—	(0.02)	(0.09)	(0.05)
TOTAL DISTRIBUTIONS	(0.46)	(0.47)	(0.51)	(0.59)	(0.59)
Net Asset Value, End of Period	$10.71	$10.29	$11.05	$10.70	$11.41
Total Return[1]	8.61%	(2.71)%	8.08%	(1.02)%	12.03%
Ratios to Average Net Assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.28%	4.39%	4.39%	4.57%	4.81%
Expense waiver/reimbursement[3]	0.33%	0.34%	0.37%	0.41%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,255	$72,610	$67,937	$49,635	$50,650
Portfolio turnover	25%	26%	11%	31%	30%
1	Based on net asset value.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities at value (identified cost $76,167,235)		$77,652,656
Cash		718
Restricted cash (Note 2)		112,469
Income receivable		872,909
Receivable for shares sold		430
TOTAL ASSETS		78,639,182
Liabilities:
Payable for daily variation margin on futures contracts	$25,389
Income distribution payable	269,618
Payable to adviser (Note 5)	1,796
Payable for administrative fees (Note 5)	334
Payable for auditing fees	29,399
Payable for legal fees	3,849
Payable for portfolio accounting fees	35,554
Accrued expenses (Note 5)	17,963
TOTAL LIABILITIES		383,902
Net assets for 7,306,250 shares outstanding		$78,255,280
Net Assets Consist of:
Paid-in capital		$77,327,555
Net unrealized appreciation of investments and futures contracts		1,507,193
Accumulated net realized loss on investments and futures contracts		(588,893)
Undistributed net investment income		9,425
TOTAL NET ASSETS		$78,255,280
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$78,255,280 ÷ 7,306,250 shares outstanding, no par value, unlimited shares authorized		$10.71
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended December 31, 2016
Investment Income:
Interest		$3,315,873
Dividends received from an affiliated holding (Note 5)		4,460
TOTAL INCOME		3,320,333
Expenses:
Administrative fee (Note 5)	$60,718
Custodian fees	8,356
Transfer agent fee	8,848
Directors'/Trustees' fees (Note 5)	1,933
Auditing fees	29,399
Legal fees	10,249
Portfolio accounting fees	79,806
Share registration costs	23,614
Printing and postage	16,360
Commitment fee (Note 7)	3,168
Miscellaneous (Note 5)	12,515
TOTAL EXPENSES	254,966
Reimbursements of other operating expenses (Notes 5)	(254,966)
Net expenses		—
Net investment income		3,320,333
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		399,580
Net realized loss on futures contracts		(77,841)
Net change in unrealized depreciation of investments		2,679,997
Net change in unrealized appreciation of futures contracts		6,868
Net realized and unrealized gain on investments and futures contracts		3,008,604
Change in net assets resulting from operations		$6,328,937
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,320,333	$3,106,510
Net realized gain (loss) on investments and futures contracts	321,739	(579,082)
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,686,865	(4,480,750)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,328,937	(1,953,322)
Distributions to Shareholders:
Distributions from net investment income	(3,319,859)	(3,104,408)
Share Transactions:
Proceeds from sale of shares	11,616,324	20,618,258
Net asset value of shares issued to shareholders in payment of distributions declared	27,765	17,077
Cost of shares redeemed	(9,007,829)	(10,904,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,636,260	9,730,779
Change in net assets	5,645,338	4,673,049
Net Assets:
Beginning of period	72,609,942	67,936,893
End of period (including undistributed net investment income of $9,425 and $8,951, respectively)	$78,255,280	$72,609,942
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursement of $254,966 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,526,502 and $9,346,627, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contacts	$(21,772)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(77,841)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$6,868
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2016	2015
Shares sold	1,081,151	1,928,147
Shares issued to shareholders in payment of distributions declared	2,562	1,589
Shares redeemed	(833,479)	(1,022,899)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	250,234	906,837
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$3,319,859	$3,104,408

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As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$9,425
Net unrealized appreciation	$1,485,419
Capital loss carryforwards	$(567,119)
At December 31, 2016, the cost of investments for federal tax purposes was $76,167,235. The net unrealized appreciation of investments for federal tax purposes was $1,485,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,448,613 and net unrealized depreciation from investments for those securities having an excess of cost over value of $963,192.
At December 31, 2016, the Fund had a capital loss carryforward of $567,119 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$567,119	$—	$567,119
The Fund used capital loss carryforwards of $328,607 to offset capital gains realized during the year ended December 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2016, the Adviser reimbursed $254,966 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2016, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2015	1,395,935
Purchases/Additions	20,772,786
Sales/Reductions	(22,168,721)
Balance of Shares Held 12/31/2016	—
Value	$—
Dividend Income	$4,460
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$20,903,388
Sales	$19,063,779
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Corporate Bond Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Corporate Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$993.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised six portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 2005	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report
27

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2016
Federated Corporate Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated funds.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due
Annual Shareholder Report
29

regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year and three-year periods and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Corporate Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
36217 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of the Federated High-Yield Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 15.85%. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 17.13% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were: (1) the allocation among industries; and (2) the selection of individual securities.
MARKET OVERVIEW
The total return for the high-yield2 market during the reporting period was attractive on both an absolute as well as a relative basis. For example, the BBHY2%ICI, which returned 17.13% for the period, substantially outperformed the Bloomberg Barclays U.S. Aggregate Bond Index,3 a measure of high-quality bond4 performance, which returned 2.65% for the period. The major factor that drove the performance of the high-yield market was the global rebound in commodity prices. For example, the price of West Texas Intermediate crude oil began the year at $44.59 a barrel, hit a low of $35.73 in late January 2016 before rebounding to end the year at $53.72. The rebound in commodity prices led to a substantial rebound in the bonds of commodity-oriented companies as the Independent Energy, Oil Field Service and Metals sectors were the best performing sectors of 2016 after being the worst performing sectors of 2015. Also contributing to the high-yield market's strong performance was the continued solid growth of the U.S. economy. While geopolitical events such the U.K. referendum to leave the European Union, unrest in Syria and the contentious U.S. presidential election threatened to derail the market's recovery, fundamental credit stability and strength in commodities overwhelmed these concerns. While default rates rose to their highest level since the financial crisis, they were driven by commodity issues which had depreciated in price substantially in 2015 and in many cases actually rose in price in 2016 despite their default. In addition, default rates did not reach the levels projected by many for 2016. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,5 began the reporting period at 753 basis points and ended the reporting period at 472 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Metals & Mining, Independent Energy, Oil Field Services, Midstream and Industrial Other. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Pharmaceuticals, Leisure, Home Construction, Healthcare and Transportation Services. From a credit quality perspective, the “CCC”-rated sector returned 31.46% while the “B”-rated and “BB”-rated sectors returned 15.80% and 12.78%, respectively.
Sector Allocation
The Fund was negatively impacted by its sector allocation during the reporting period. The Fund was underweight, relative to the BBHY2%ICI, the strong-performing Metals & Mining, Independent Energy and Oil Field Services industry sectors. The Fund's overweight in the underperforming Healthcare, Packaging and Pharmaceutical sectors also negatively impacted performance. Given the strong overall market performance, the portfolio's cash holding was also a drag on performance. The Fund did benefit from its underweight to the poor-performing Financial and Home Construction sectors and its overweight to the strong-performing Midstream sector.
Annual Shareholder Report

Security Selection
The Fund was positively affected by its security selection during the reporting period. The Fund benefited from strong security selection in the Technology and Wireless Telecommunication sectors. Also, strong security selection in the Healthcare, Pharmaceutical and Packaging sectors helped offset some of the negative impact from being overweight these weak-performing sectors. The Fund's holdings in the Industrial-Other and Gaming sector underperformed and negatively affected Fund performance. Specific Fund holdings that substantially outperformed the BBHY2%ICI included: Chesapeake Energy, Legacy Reserves, Syniverse Holdings, Oasis Petroleum and Advanced Micro Devices. Specific Fund holdings that substantially underperformed the BBHY2%ICI included: Intelsat Luxembourg, Community Health Systems, Valeant Pharmaceuticals, Endo Finance LLC and Hertz Corp.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High-Yield Strategy Portfolio from December 24, 2008 (start of performance) to December 31, 2016, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	Start of Performance*
Fund	15.85%	7.96%	13.92%
BBHY2%ICI	17.13%	7.36%	14.05%
*	The Fund's start of performance date was December 24, 2008.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2016, the name of the BBHY2%ICI changed from “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.8%
Health Care	10.3%
Cable Satellite	7.3%
Midstream	7.0%
Independent Energy	6.3%
Media Entertainment	6.2%
Packaging	5.4%
Wireless Communications	5.0%
Gaming	3.7%
Pharmaceuticals	3.6%
Automotive	3.2%
Financial Institutions	3.0%
Other[3]	25.3%
Cash Equivalents[4]	2.1%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI) Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2016
Principal Amount or Shares			Value
		INVESTMENT COMPANY—99.6%
		Diversified—99.6%
6,039,739	[1]	High Yield Bond Portfolio (IDENTIFIED COST $39,745,774)	$38,171,149
		REPURCHASE AGREEMENT—0.6%
$238,000		Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $238,000)	238,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $39,983,774)[2]	38,409,149
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(84,926)
		TOTAL NET ASSETS—100%	$38,324,223
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
2	The cost of investments for federal tax purposes amounts to $40,005,697.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2016, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $38,171,149 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.13	$13.35	$13.92	$14.05	$13.32
Income From Investment Operations:
Net investment income	0.83	0.86	0.93	1.06	1.22
Net realized and unrealized gain (loss) on investments	1.04	(1.06)	(0.44)	0.00[1]	0.76
TOTAL FROM INVESTMENT OPERATIONS	1.87	(0.20)	0.49	1.06	1.98
Less Distributions:
Distributions from net investment income	(0.83)	(0.87)	(0.92)	(1.06)	(1.22)
Distributions from net realized gain on investments	(0.02)	(0.15)	(0.14)	(0.13)	(0.03)
TOTAL DISTRIBUTIONS	(0.85)	(1.02)	(1.06)	(1.19)	(1.25)
Net Asset Value, End of Period	$13.15	$12.13	$13.35	$13.92	$14.05
Total Return[2]	15.85%	(1.76)%	3.52%	7.83%	15.44%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.52%	6.57%	6.76%	7.41%	8.89%
Expense waiver/reimbursement[4]	0.46%	0.49%	0.61%	0.77%	2.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,324	$35,258	$29,735	$22,695	$13,084
Portfolio turnover	20%	25%	24%	20%	35%
1	Represents less than $0.01.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value including $38,171,149 of investment in an affiliated holding (Note 5) (identified cost $39,983,774)		$38,409,149
Cash		403
Income receivable		7
Receivable for investments sold		170,000
Receivable for shares sold		95
TOTAL ASSETS		38,579,654
Liabilities:
Payable for shares redeemed	$750
Income distribution payable	196,150
Payable to adviser (Note 5)	860
Payable for administrative fees (Note 5)	164
Payable for auditing fees	26,800
Payable for portfolio accounting fees	14,338
Payable for share registration costs	6,460
Accrued expenses (Note 5)	9,909
TOTAL LIABILITIES		255,431
Net assets for 2,915,249 shares outstanding		$38,324,223
Net Assets Consist of:
Paid-in capital		$39,908,015
Net unrealized depreciation of investments		(1,574,625)
Accumulated net realized loss on investments		(10,330)
Undistributed net investment income		1,163
TOTAL NET ASSETS		$38,324,223
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$38,324,223 ÷ 2,915,249 shares outstanding, no par value, unlimited shares authorized		$13.15
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Dividends received from an affiliated holding (Note 5)		$2,326,182
Interest		112
TOTAL INCOME		2,326,294
Expenses:
Administrative fee (Note 5)	$27,926
Custodian fees	2,608
Transfer agent fee	5,002
Directors'/Trustees' fees (Note 5)	1,611
Auditing fees	26,800
Legal fees	10,305
Portfolio accounting fees	43,047
Share registration costs	24,719
Printing and postage	16,358
Miscellaneous (Note 5)	5,049
TOTAL EXPENSES	163,425
Reimbursement of other expenses (Note 5)	(163,425)
Net expenses		—
Net investment income		2,326,294
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding (Note 5)		43,157
Net change in unrealized depreciation of investments		2,855,051
Net realized and unrealized gain on investments		2,898,208
Change in net assets resulting from operations		$5,224,502
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,326,294	$2,168,316
Net realized gain on investments	43,157	76,104
Net change in unrealized appreciation/depreciation of investments	2,855,051	(2,913,515)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,224,502	(669,095)
Distributions to Shareholders:
Distributions from net investment income	(2,334,649)	(2,202,841)
Distributions from net realized gain on investments	(50,471)	(367,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,385,120)	(2,569,859)
Share Transactions:
Proceeds from sale of shares	6,965,406	17,601,710
Net asset value of shares issued to shareholders in payment of distributions declared	28,234	20,292
Cost of shares redeemed	(6,766,576)	(8,860,449)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	227,064	8,761,553
Change in net assets	3,066,446	5,522,599
Net Assets:
Beginning of period	35,257,777	29,735,178
End of period (including undistributed net investment income of $1,163 and $9,518, respectively)	$38,324,223	$35,257,777
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the (“Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $163,425 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2016	2015
Shares sold	547,775	1,366,033
Shares issued to shareholders in payment of distributions declared	2,204	1,554
Shares redeemed	(540,700)	(688,687)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,279	678,900
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$2,385,120	$2,228,184
Long-term capital gains	$—	$341,675
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$3,195
Net unrealized depreciation	$(1,596,548)
Undistributed long-term capital gains	$9,561
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2016, the cost of investments for federal tax purposes was $40,005,697. The net unrealized depreciation of investments for federal tax purposes was $1,596,548. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,596,548.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2016, the Adviser reimbursed $163,425 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2016, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the year ended December 31, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2016	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Premier Shares	—	352,111	(352,111)	—	$—	$9
High Yield Bond Portfolio	6,043,947	1,169,419	(1,173,627)	6,039,739	$38,171,149	$2,326,173
TOTAL OF AFFILIATED TRANSACTIONS	6,043,947	1,521,530	(1,525,738)	6,039,739	$38,171,149	$2,326,182
The Fund invests in High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At December 31, 2016, HYCORE represents 99.6% of the Fund's total portfolio of investments. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$7,343,525
Sales	$7,043,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated High-Yield Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated High-Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High-Yield Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,068.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund.

Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–
High Yield Bond Portfolio
The total return of the High Yield Bond Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 15.90%. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 17.13% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were: (1) the allocation among industries; and (2) the selection of individual securities.
MARKET OVERVIEW
The total return for the high-yield2 market during the reporting period was attractive on both an absolute as well as a relative basis. For example, the BBHY2%ICI, which returned 17.13% for the period, substantially outperformed the Bloomberg Barclays U.S. Aggregate Bond Index,3 a measure of high-quality bond4 performance, which returned 2.65% for the period. The major factor that drove the performance of the high-yield market was the global rebound in commodity prices. For example, the price of West Texas Intermediate crude oil (WTI) began the year at $44.59 a barrel, hit a low of $35.73 in late January 2016 before rebounding to end the year at $53.72. The rebound in commodity prices led to a substantial rebound in the bonds of commodity-oriented companies as the Independent Energy, Oil Field Service and Metals sectors were the best performing sectors of 2016 after being the worst performing sectors of 2015. Also contributing to the high-yield market's strong performance was continued solid growth of the U.S. economy. While geopolitical events such the U.K. referendum to leave the European Union, unrest in Syria and the contentious U.S. presidential election threatened to derail the market's recovery, fundamental credit stability and strength in commodities overwhelmed these concerns. While default rates rose to their highest level since the financial crisis, they were driven by commodity issues which had depreciated in price substantially in 2015 and in many cases actually rose in price in 2016 despite their default. In addition, default rates did not reach the levels projected by many for 2016. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,5 began the reporting period at 753 basis points and ended the reporting period at 472 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Metals & Mining, Independent Energy, Oil Field Services, Midstream and Industrial Other. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Pharmaceuticals, Leisure, Home Construction, Healthcare and Transportation Services. From a credit quality perspective, the “CCC”-rated sector returned 31.46% while the “B”-rated and “BB”-rated sectors returned 15.80% and 12.78%, respectively.
Sector Allocation
The Fund was negatively impacted by its sector allocation during the reporting period. The Fund was underweight, relative to the BBHY2%ICI, the strong-performing Metals & Mining, Independent Energy and Oil Field Services industry sectors. The Fund's overweight in the underperforming Healthcare, Packaging and Pharmaceutical sectors also negatively impacted performance. Given the strong overall market performance, the portfolio's cash holding was also a drag on performance. The Fund did benefit from its underweight to the poor-performing Financial and Home Construction sectors and its overweight to the strong-performing Midstream sector.
Annual Shareholder Report

Security Selection
The Fund was positively affected by its security selection during the reporting period. The Fund benefited from strong security selection in the Technology and Wireless Telecommunication sectors. Also, strong security selection in the Healthcare, Pharmaceutical and Packaging sectors helped offset some of the negative impact from being overweight these weak-performing sectors. The Fund's holdings in the Industrial-Other and Gaming sector underperformed and negatively affected Fund performance. Specific Fund holdings that substantially outperformed the BBHY2%ICI included: Chesapeake Energy, Legacy Reserves, Syniverse Holdings, Oasis Petroleum and Advanced Micro Devices. Specific Fund holdings that substantially underperformed the BBHY2%ICI included: Intelsat Luxembourg, Community Health Systems, Valeant Pharmaceuticals, Endo Finance LLC and Hertz Corp.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio from December 31, 2006 to December 31, 2016, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Fund	15.90%	7.96%	8.05%
BBHY2%ICI	17.13%	7.36%	7.55%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2016, the name of the BBHY2%ICI changed from “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2016, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.8%
Health Care	10.3%
Cable Satellite	7.3%
Midstream	7.0%
Independent Energy	6.4%
Media Entertainment	6.2%
Packaging	5.4%
Wireless Communications	5.0%
Gaming	3.8%
Pharmaceuticals	3.6%
Automotive	3.2%
Financial Institutions	3.0%
Other[2]	25.5%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities—Net[4]	1.0%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2016
Principal Amount or Shares			Value
		CORPORATE BONDS—97.5%
		Aerospace/Defense—1.1%
$2,850,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$2,996,062
2,950,000		TransDigm, Inc., 5.50%, 10/15/2020	3,025,594
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	9,248,250
1,625,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,708,281
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,704,344
1,075,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	1,109,400
		TOTAL	22,791,931
		Automotive—3.2%
3,500,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	3,438,750
2,550,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	2,581,875
900,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	932,580
4,200,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,515,000
1,175,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	1,164,719
4,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	4,975,625
10,525,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	10,346,075
2,600,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	2,594,644
1,000,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,035,000
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	6,644,500
5,275,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	5,565,125
6,325,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	6,641,250
1,525,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,563,125
1,750,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,785,000
1,050,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	1,063,125
825,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	808,500
2,225,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,152,688
5,075,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	5,328,750
575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	565,656
850,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	882,130
3,625,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	3,702,031
		TOTAL	68,286,148
		Building Materials—2.0%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	452,625
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,493,775
5,825,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	6,028,875
900,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	929,250
2,300,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,465,324
2,900,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,066,750
2,075,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,196,906
1,800,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	1,904,760
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,737,813
5,150,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	5,587,750
2,500,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	2,603,125
8,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	8,610,000
1,625,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,675,781
		TOTAL	41,752,734
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—7.3%
$2,175,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	$2,223,938
5,900,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,519,500
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	2,282,500
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,735,062
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,594,625
2,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,204,688
1,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,124,750
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,212,000
3,100,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	3,030,250
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,780,187
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,581,813
1,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,339,000
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,409,250
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,230,625
2,125,000		DISH DBS Corp., 5.00%, 3/15/2023	2,119,688
10,700,000		DISH DBS Corp., 5.875%, 7/15/2022	11,288,500
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,729,856
975,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,101,750
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,679,125
3,575,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,135,063
275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	214,500
3,375,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	3,484,688
8,075,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	5,481,310
7,075,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	5,430,062
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	5,266,625
6,775,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	8,079,187
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,982,250
4,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	4,496,719
6,950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,280,125
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,241,875
2,775,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,719,500
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,950,000
2,550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,664,750
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,337,437
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,657,406
4,275,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,462,031
1,250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,257,813
2,575,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,661,906
6,525,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,376,882
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,487,375
2,625,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,552,813
		TOTAL	155,407,424
		Chemicals—2.2%
1,825,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	1,829,563
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,963,750
4,175,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,456,812
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,848,000
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,675,000
8,075,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	8,276,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$1,175,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	$1,260,188
725,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	804,750
15,225,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	15,415,312
2,150,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,265,562
		TOTAL	45,795,812
		Construction Machinery—0.4%
1,250,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	1,340,625
1,675,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,712,688
2,400,000		United Rentals, Inc., 4.625%, 7/15/2023	2,457,000
3,000,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	3,071,250
		TOTAL	8,581,563
		Consumer Cyclical Services—1.3%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,007,375
3,550,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	3,319,250
9,375,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	9,363,281
2,400,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	2,514,000
1,775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,877,063
4,250,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	4,324,375
		TOTAL	27,405,344
		Consumer Products—2.2%
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	6,455,250
10,025,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	9,974,875
5,350,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	5,617,500
7,525,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	7,788,375
3,250,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,428,750
400,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	401,000
4,400,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	4,587,000
1,675,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	1,775,500
3,200,000		Springs Industries, Inc., 6.25%, 6/1/2021	3,328,000
1,875,000		Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2026	1,889,062
925,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	959,688
		TOTAL	46,205,000
		Diversified Manufacturing—1.6%
9,350,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	9,759,062
3,125,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	3,125,000
6,475,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	5,422,813
4,275,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,413,938
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,660,312
1,100,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,105,500
		TOTAL	34,486,625
		Financial Institutions—3.0%
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	1,038,850
2,150,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	2,233,313
7,000,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	7,008,750
1,500,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,490,625
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,521,312
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,794,000
6,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	6,065,125
12,600,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	13,342,266
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$750,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	$730,313
8,025,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,663,875
1,125,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	1,192,500
3,000,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	3,090,000
12,825,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,536,437
		TOTAL	63,707,366
		Food & Beverage—2.2%
1,700,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	1,720,196
11,300,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	9,548,500
50,000	[1,2]	Aramark Services, Inc., Series 144A, 4.75%, 6/1/2026	49,625
4,925,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	5,091,218
3,450,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	3,421,969
925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	934,250
650,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	692,250
5,350,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,136,000
425,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	445,719
3,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	3,568,000
8,000,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	9,000,000
6,200,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	6,432,500
		TOTAL	46,040,227
		Gaming—3.8%
1,025,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	1,109,050
5,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,256,750
5,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,645,250
2,150,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	2,247,610
6,775,000		MGM Mirage, Inc., 7.75%, 3/15/2022	7,808,187
3,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,568,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	3,085,125
1,575,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,523,813
675,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	708,750
4,875,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 7.875%, 10/15/2024	4,990,781
9,700,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	10,160,750
5,800,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	5,829,000
4,700,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,817,500
11,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,666,375
3,080,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,080,000
7,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,638,750
		TOTAL	80,135,691
		Health Care—10.3%
2,150,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,160,750
5,525,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	5,663,125
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	8,178,375
3,500,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	3,621,625
13,500,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	9,450,000
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,045,250
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,169,750
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,722,672
4,450,000		Emdeon, Inc., 11.00%, 12/31/2019	4,595,738
2,400,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	2,514,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$10,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	$10,237,781
1,925,000		HCA, Inc., 4.50%, 2/15/2027	1,896,125
5,100,000		HCA, Inc., 4.75%, 5/1/2023	5,233,875
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,213,281
2,250,000		HCA, Inc., 5.25%, 6/15/2026	2,331,563
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,449,500
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,188,062
7,025,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	7,990,937
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,579,250
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	7,678,125
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,725,500
1,200,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,248,750
2,650,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	2,602,300
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,471,313
12,425,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	13,109,617
2,600,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	2,749,500
19,575,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	17,421,750
10,650,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,863,000
5,100,000	[1,2]	SteriGenics-Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,087,250
7,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	7,807,188
5,550,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	6,327,000
775,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	769,188
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,325,781
12,050,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	11,429,425
4,725,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,677,750
4,050,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,050,000
5,950,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	5,250,875
1,200,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	1,254,000
6,825,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,746,375
		TOTAL	218,836,346
		Independent Energy—6.4%
5,725,000		Antero Resources Corp., 6.00%, 12/1/2020	5,897,036
1,400,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,440,250
3,650,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	3,587,986
2,250,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,309,063
1,250,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	1,293,750
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	463,500
8,200,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	8,507,500
3,100,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,929,500
3,975,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	4,309,894
2,825,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	2,662,562
1,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	1,202,906
4,925,000		Continental Resources, Inc., 4.50%, 4/15/2023	4,851,125
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	809,875
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	2,197,125
1,725,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	1,699,125
2,275,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	2,293,655
2,525,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	2,726,242
2,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,868,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	$1,100,250
750,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	787,500
2,475,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,530,687
1,700,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	1,725,840
3,000,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	3,135,000
2,225,000		Laredo Petroleum, 5.625%, 1/15/2022	2,252,813
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,456,000
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	2,056,469
1,275,000		Legacy Reserves, 6.625%, 12/1/2021	879,682
1,675,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,754,563
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	758,500
7,600,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	6,346,000
1,750,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,802,500
1,625,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,673,750
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	4,632,469
1,175,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,257,250
850,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	873,375
875,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	925,138
1,275,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,285,710
1,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,662,375
1,300,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	1,387,750
2,750,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	2,921,875
800,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	806,000
2,900,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,823,875
1,550,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,538,375
1,200,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,198,500
4,950,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,110,875
775,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	825,375
2,875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	2,724,062
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,400,750
3,175,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	3,242,469
775,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	802,125
6,175,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	5,865,015
800,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	780,000
1,375,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,416,250
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	405,000
1,050,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,178,625
1,275,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	1,276,071
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	8,643,000
		TOTAL	135,291,207
		Industrial-Other—1.6%
4,850,000		Anixter International, Inc., 5.125%, 10/1/2021	5,068,250
1,050,000		Anixter, Inc., 5.50%, 3/1/2023	1,093,313
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,605,500
6,275,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,494,625
3,725,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	3,897,281
9,225,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,717,625
3,700,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	3,700,000
		TOTAL	34,576,594
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.5%
$2,050,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	$2,101,250
1,550,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,604,250
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
1,700,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	1,708,500
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,692,000
825,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	866,250
		TOTAL	10,972,250
		Lodging—0.2%
2,725,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	2,656,875
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,192,625
		TOTAL	3,849,500
		Media Entertainment—6.2%
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,823,750
100,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	104,625
3,600,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	3,784,500
2,600,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	2,723,500
8,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	6,173,125
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,586,250
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,361,750
4,175,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,289,813
5,650,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	6,130,250
6,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	6,371,400
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	734,969
1,850,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,794,500
4,175,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,154,125
825,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 5.75%, 2/1/2026	871,406
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,342,562
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	129,531
2,150,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	2,276,313
6,125,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	6,484,844
2,600,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	2,629,250
4,425,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,602,000
2,675,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,661,625
10,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,952,906
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,771,000
5,825,000	[1]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,315,314
11,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	12,171,875
975,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	931,125
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,786,500
5,550,000	[1]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	5,321,062
8,975,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	9,143,281
1,300,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	1,300,000
750,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	755,625
		TOTAL	131,478,776
		Metals & Mining—2.1%
7,875,000		ArcelorMittal SA, 6.125%, 6/1/2025	8,662,500
6,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	5,857,875
10,725,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	9,062,625
500,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	518,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,225,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	$1,276,303
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,676,704
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	894,625
5,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	6,189,062
500,000	[1,2]	Steel Dynamics, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2026	499,375
2,450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,339,750
3,475,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,396,813
2,900,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	3,349,500
		TOTAL	43,723,882
		Midstream—7.0%
4,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	4,788,722
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	909,084
625,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	633,594
2,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,031,125
7,950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	8,109,000
2,975,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	3,041,937
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	566,375
2,175,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	2,365,313
3,800,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	3,891,428
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,655,943
10,675,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	11,075,312
4,175,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,122,812
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,258,625
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	6,218,750
3,925,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	4,100,353
4,650,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	4,870,875
4,550,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,697,875
1,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,055,750
1,200,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.50%, 7/15/2023	1,219,185
3,050,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 12/1/2024	3,141,912
1,900,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 6/1/2025	1,954,359
850,000		Regency Energy Partners LP, 4.50%, 11/1/2023	862,844
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,660,000
3,525,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	3,789,375
5,500,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	5,905,625
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,788,063
2,400,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,640,000
3,600,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	3,645,000
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,308,500
4,401,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,566,037
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,300,500
8,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,158,500
1,250,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	1,318,750
1,275,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,294,125
2,200,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	2,191,750
4,200,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,179,000
2,375,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	2,434,375
400,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	425,000
3,576,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,692,220
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,450,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	$3,631,125
500,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	532,500
4,175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,488,125
5,475,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	5,940,375
2,675,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	2,668,313
		TOTAL	149,128,431
		Oil Field Services—0.7%
3,250,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,511,250
2,400,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	2,544,000
1,925,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	1,968,313
3,025,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,533,437
3,600,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	3,672,000
550,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	587,466
1,375,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,134,375
		TOTAL	13,950,841
		Packaging—5.4%
5,825,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	5,774,031
1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	1,610,781
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	306,000
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,535,750
2,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	2,987,156
10,375,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	10,971,562
5,225,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	5,479,719
4,325,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,422,313
9,325,000		Berry Plastics Corp., 5.50%, 5/15/2022	9,744,625
11,575,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	12,269,500
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,793,750
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,677,031
1,050,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	1,096,594
3,700,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,910,438
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,744,687
3,350,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,565,656
2,124,110		Reynolds Group, 8.25%, 2/15/2021	2,193,770
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,783,875
575,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	592,969
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,919,000
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,735,125
12,050,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	12,170,500
		TOTAL	114,284,832
		Paper—0.4%
1,400,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,379,000
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,642,250
		TOTAL	9,021,250
		Pharmaceuticals—3.6%
4,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,390,438
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	5,925,312
6,350,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	6,604,000
3,450,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,467,250
17,000,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	18,232,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	$5,096,875
5,775,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	5,197,500
4,375,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	4,101,563
4,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,139,500
5,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	4,894,687
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,661,000
7,725,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,832,375
2,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	2,220,750
8,075,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	6,137,000
		TOTAL	76,900,750
		Refining—0.8%
6,650,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	6,633,375
3,775,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	3,940,156
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,473,250
		TOTAL	17,046,781
		Restaurants—1.0%
11,125,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	11,653,437
1,775,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,832,688
2,400,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,457,000
4,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	4,909,438
		TOTAL	20,852,563
		Retailers—1.5%
12,775,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	13,062,437
1,475,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,449,188
5,500,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	5,671,875
1,925,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,371,563
1,525,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	1,576,469
7,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	8,036,687
775,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	809,875
		TOTAL	31,978,094
		Supermarkets—0.4%
4,625,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	4,590,312
4,250,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	4,441,250
		TOTAL	9,031,562
		Technology—10.8%
850,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	886,125
12,000,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	11,272,500
1,900,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	2,016,375
6,425,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	6,601,687
5,700,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	6,070,500
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,077,500
1,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	1,409,774
8,225,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	9,132,596
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,759,625
1,900,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	1,976,000
22,800,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	23,612,364
3,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	3,576,125
9,400,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	9,972,930
11,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	11,999,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$11,300,000		Infor US, Inc., 6.50%, 5/15/2022	$11,808,500
9,275,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	8,880,812
5,475,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	5,687,156
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	5,058,750
950,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	944,062
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	2,050,000
3,700,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	3,732,375
4,150,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	4,855,500
4,100,000		NCR Corp., 6.375%, 12/15/2023	4,417,750
3,350,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,422,863
3,725,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,818,125
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,892,250
8,650,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	8,904,094
4,550,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	4,485,163
1,750,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	1,811,250
1,300,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	1,368,250
5,925,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	6,591,562
4,500,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	4,792,500
5,300,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	5,518,625
5,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,458,125
1,200,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	1,143,984
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,746,406
1,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,748,375
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,365,000
8,950,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	10,113,500
3,550,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	3,124,000
2,600,000		Verisign, Inc., 4.625%, 5/1/2023	2,652,000
800,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	822,000
1,550,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,588,750
8,875,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	9,695,937
		TOTAL	229,861,265
		Transportation Services—0.9%
1,425,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	1,405,406
2,550,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	2,387,438
6,050,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	6,072,687
5,925,000		HDTFS, Inc., 6.25%, 10/15/2022	5,584,312
3,775,000		Hertz Corp., 5.875%, 10/15/2020	3,708,938
1,100,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	966,625
		TOTAL	20,125,406
		Utility - Electric—2.0%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	9,506,000
500,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	524,375
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,121,188
6,025,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	6,296,125
56,559	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	56,842
3,850,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,763,375
3,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	3,727,750
6,200,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	5,890,000
2,850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	2,850,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$5,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	$5,240,125
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	2,782,000
		TOTAL	42,757,780
		Wireless Communications—5.0%
3,700,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	3,959,000
7,225,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,613,344
2,075,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	1,886,611
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,715,997
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,630,312
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,603,187
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	340,031
3,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	3,347,500
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,413,281
6,875,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	7,046,875
9,075,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	8,984,250
8,125,000		Sprint Corp., 7.125%, 6/15/2024	8,389,062
10,000,000		Sprint Corp., 7.875%, 9/15/2023	10,700,000
2,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,003,188
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,724,688
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,939,000
1,100,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,146,750
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,329,687
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,720,469
3,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,722,594
4,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,353,750
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	2,059,125
		TOTAL	105,628,701
		Wireline Communications—0.4%
1,575,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	1,622,250
1,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,721,250
4,650,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	4,754,625
		TOTAL	8,098,125
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,049,361,681)	2,067,990,801
		INVESTMENT COMPANY—1.5%
31,814,396	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[8] (IDENTIFIED COST $31,815,317)	31,817,578
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $2,081,176,998)[9]	2,099,808,379
		OTHER ASSETS AND LIABILITIES—NET-1.0%[10]	21,836,462
		TOTAL NET ASSETS—100%	$2,121,644,841
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $1,160,572,745, which represented 54.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $1,149,879,527, which represented 54.2% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

6	Principal amount and interest were not paid upon final maturity.
Affiliated holding.	7
7-day net yield.	8
The cost of investments for federal tax purposes amounts to $2,083,844,753.	9
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.	10
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,067,990,801	$0	$2,067,990,801
Investment Company	31,817,578	—	—	31,817,578
Total Securities	$31,817,578	$2,067,990,801	$0	$2,099,808,379
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$5.82	$6.34	$6.62	$6.68	$6.35
Income From Investment Operations:
Net investment income	0.40	0.41	0.43[1]	0.47[1]	0.53[1]
Net realized and unrealized gain (loss) on investments	0.50	(0.51)	(0.19)	0.04	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.90	(0.10)	0.24	0.51	0.94
Less Distributions:
Distributions from net investment income	(0.40)	(0.41)	(0.45)	(0.50)	(0.58)
Distributions from net realized gain on investments	—	(0.01)	(0.07)	(0.07)	(0.03)
TOTAL DISTRIBUTIONS	(0.40)	(0.42)	(0.52)	(0.57)	(0.61)
Net Asset Value, End of Period	$6.32	$5.82	$6.34	$6.62	$6.68
Total Return[2]	15.90%	(1.81)%	3.53%	7.80%	15.44%
Ratios to Average Net Assets:
Net expenses	0.02%	0.02%	0.01%	0.00%[3]	0.00%[3]
Net investment income	6.47%	6.37%	6.50%	7.08%	8.04%
Expense waiver/reimbursement[4]	0.00%[5]	—%	0.01%	0.02%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,121,645	$2,379,520	$2,691,244	$2,425,364	$2,340,516
Portfolio turnover	25%	33%	29%	30%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
December 31, 2016
Assets:
Total investment in securities, at value including $31,817,578 of investment in an affiliated holding (Note 5) (identified cost $2,081,176,998)		$2,099,808,379
Income receivable		35,266,708
Receivable for shares sold		15,070
TOTAL ASSETS		2,135,090,157
Liabilities:
Payable for shares redeemed	$3,170,000
Income distribution payable	10,119,502
Accrued expenses (Note 5)	155,814
TOTAL LIABILITIES		13,445,316
Net assets for 335,853,619 shares outstanding		$2,121,644,841
Net Assets Consist of:
Paid-in capital		$2,179,907,154
Net unrealized appreciation of investments		18,631,381
Accumulated net realized loss on investments		(77,180,721)
Undistributed net investment income		287,027
TOTAL NET ASSETS		$2,121,644,841
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,121,644,841 ÷ 335,853,619 shares outstanding, no par value, unlimited shares authorized		$6.32
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Year Ended December 31, 2016
Investment Income:
Interest		$144,181,071
Dividends received from an affiliated holding (Note 5)		133,478
TOTAL INCOME		144,314,549
Expenses:
Custodian fees	$78,212
Transfer agent fee	177,887
Directors'/Trustees' fees (Note 5)	21,448
Auditing fees	33,588
Legal fees	10,290
Portfolio accounting fees	217,323
Share registration costs	3,485
Printing and postage	16,901
Miscellaneous (Note 5)	21,655
TOTAL EXPENSES	580,789
Reimbursement of other operating expenses (Note 2)	(85,649)
Net expenses		495,140
Net investment income		143,819,409
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(56,661,101)
Net change in unrealized depreciation of investments		240,045,320
Net realized and unrealized gain on investments		183,384,219
Change in net assets resulting from operations		$327,203,628
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$143,819,409	$169,535,661
Net realized loss on investments	(56,661,101)	(6,985,659)
Net change in unrealized appreciation/depreciation of investments	240,045,320	(202,648,658)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	327,203,628	(40,098,656)
Distributions to Shareholders:
Distributions from net investment income	(146,013,790)	(174,834,582)
Distributions from net realized gain on investments	—	(4,376,534)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,013,790)	(179,211,116)
Share Transactions:
Proceeds from sale of shares	58,588,924	235,568,600
Net asset value of shares issued to shareholders in payment of distributions declared	14,201,986	19,151,409
Cost of shares redeemed	(511,855,888)	(347,134,165)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(439,064,978)	(92,414,156)
Change in net assets	(257,875,140)	(311,723,928)
Net Assets:
Beginning of period	2,379,519,981	2,691,243,909
End of period (including undistributed net investment income of $287,027 and $21,389, respectively)	$2,121,644,841	$2,379,519,981
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2016
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $85,649 is disclosed in this Note 2. For the year ended December 31, 2016, the custodian reimbursed $85,649 of custody fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$51,641	$56,842
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1/29/2014-2/11/2015	$5,901,000	$5,315,314
Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	3/24/2015	$5,550,000	$5,321,062
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2016	2015
Shares sold	9,480,240	37,947,649
Shares issued to shareholders in payment of distributions declared	2,329,849	3,064,008
Shares redeemed	(84,799,397)	(56,371,235)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(72,989,308)	(15,359,578)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,460,019	$(2,460,019)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income[1]	$146,013,790	$175,798,574
Long-term capital gains	$—	$3,412,542
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$339,592
Net unrealized appreciation	$15,963,626
Capital loss carryforwards	$(74,565,531)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted bond interest and discount accretion/premium amortization on debt securities.
At December 31, 2016, the cost of investments for federal tax purposes was $2,083,844,753. The net unrealized appreciation of investments for federal tax purposes was $15,963,626. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $69,516,659 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,553,033.
At December 31, 2016, the Fund had a capital loss carryforward of $74,565,531 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$74,565,531	$74,565,531
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,516,063.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2015	25,270,048
Purchases/Additions	599,712,733
Sales/Reductions	(593,168,385)
Balance of Shares Held 12/31/2016	31,814,396
Value	$31,817,578
Dividend Income	$133,478
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$544,456,674
Sales	$985,576,189
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–High Yield Bond Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$1,069.10	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.04	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised six portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 2005	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated High-Yield Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investments accounts, and may also be offered to other Federated funds.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due
Annual Shareholder Report

regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High-Yield Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40004 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2016
Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 2.30%. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund's broad-based securities market index, returned 1.67% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
During the reporting period, the Fund's investment strategy focused on: (a) sector allocation; and (b) duration.2 These were the most significant factors affecting the Fund's performance relative to the BBMBS.
MARKET OVERVIEW
Bond market yields moved significantly in response to economic growth as well as election outcomes. Concerns over the pace of economic growth–both domestic and abroad–drove U.S. Treasury yields downward and widened credit spreads at the period outset. While spread sectors posted strong recoveries in ensuing months, Treasury yields fell following June's voter approval of the United Kingdom's referendum to relinquish European Union membership (“Brexit”). Financial markets dislike uncertainty, and Brexit resulted in a flight-to-quality bid for U.S. Treasury notes and bonds. Yields fell to historic lows.
Markets were surprised by a U.S. election outcome as voters unexpectedly elected Donald Trump as the next U.S. president. While equity indexes reached record highs, bond markets retreated and higher yields ensued amid expectations for potentially faster growth and a tightening of monetary policy by the Federal Open Market Committee (FOMC). In fact, the federal funds target rate increased 25 basis points at the FOMC's December meeting, and Federal Reserve comments indicated a slow but gradual path to interest rate renormalization in future periods.
Despite market gyrations, the vast majority of spread sectors produced positive excess returns as demand for higher yielding fixed-income investments staged a strong comeback after initial weakness. High yield, investment-grade corporate debt,3 commercial mortgage-backed securities (MBS)4–agency and non-agency–as well as many asset-backed sectors outperformed similar duration Treasury securities.5 Government-guaranteed MBS were an exception as the sector lagged. 2- and 10-year Treasury yields increased 14 and 17 basis points to 1.19% and 2.44%, respectively.
Sector Allocation
Overall, sector strategy positively impacted Fund performance. Allocations to agency and non-agency commercial MBS, asset-backed securities, agency debt and an underweight to agency MBS proved beneficial.
Duration
Interest rate strategy was adjusted throughout the period in accordance with Fund management's outlook. The most significant alteration was in the latter portion of the reporting period when interest rate sensitivity was below that of the BBMBS. Interest rate strategy incorporated the use of traditional cash bond investments as well as derivatives in the form of Treasury futures contracts.6 Interest rate strategy had a positive impact on Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Strategy Portfolio from December 20, 2007 (start of performance) to December 31, 2016, compared to the Bloomberg Barclays Mortgage Backed Securities Index (BBMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	Start of Performance*
Fund	2.30%	2.14%	3.79%
BBMBS	1.67%	2.06%	4.01%
*	The Fund's start of performance date was December 20, 2007.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
The BBMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective August 24, 2016, the name of the BBMBS changed from “Barclays U.S. Mortgage Backed Securities Index” to “Bloomberg Barclays U.S. Mortgage Backed Securities Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
Annual Shareholder Report
2

Portfolio of Investments Summary Table (unaudited)
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	71.3%
Asset Backed Securities	9.2%
Non-Agency Mortgage-Backed Securities	5.9%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.9%
U.S. Treasury	2.4%
Non-Agency Commercial Mortgage-Backed Securities	2.2%
Cash Equivalents[3]	5.3%
Other Assets and Liabilities – Net[4]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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3

Portfolio of Investments
December 31, 2016
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.8%
8,512,317	[1]Federated Mortgage Core Portfolio (IDENTIFIED COST $84,248,664)	$83,505,827
	REPURCHASE AGREEMENT—0.3%
$ 236,000	Interest in $903,000,000 joint repurchase agreement 0.50%, dated 12/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,050,167 on 1/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $930,141,672. (IDENTIFIED COST $236,000)	236,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $84,484,664)[2]	83,741,827
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(56,400)
	TOTAL NET ASSETS—100%	$83,685,427
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
2	The cost of investments for federal tax purposes amounts to $85,755,369.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2016, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $83,505,827 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.95	$10.07	$9.81	$10.31	$10.31
Income From Investment Operations:
Net investment income	0.27	0.29	0.31	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.04)	(0.12)	0.26	(0.50)	(0.00)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.17	0.57	(0.21)	0.32
Less Distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.31)	(0.29)	(0.32)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.27)	(0.29)	(0.31)	(0.29)	(0.32)
Net Asset Value, End of Period	$9.91	$9.95	$10.07	$9.81	$10.31
Total Return[2]	2.30%	1.67%	5.85%	(2.09)%	3.14%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.67%	2.86%	3.07%	2.86%	3.06%
Expense waiver/reimbursement[4]	0.26%	0.27%	0.33%	0.33%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,685	$78,397	$68,304	$51,429	$52,770
Portfolio turnover	9%	20%	16%	37%	10%
1	Represents less than $0.01.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
December 31, 2016
Assets:
Total investment in securities, at value including $83,505,827 of investment in an affiliated holding (Note 5) (identified cost $84,484,664)		$83,741,827
Cash		483
Receivable for investments sold		170,007
TOTAL ASSETS		83,912,317
Liabilities:
Income distribution payable	$162,816
Payable to adviser (Note 5)	1,631
Payable for administrative fees (Note 5)	357
Payable for auditing fees	26,800
Payable for portfolio accounting fees	14,339
Payable for share registration costs	4,245
Accrued expenses (Note 5)	16,702
TOTAL LIABILITIES		226,890
Net assets for 8,441,090 shares outstanding		$83,685,427
Net Assets Consist of:
Paid-in capital		$85,768,552
Net unrealized depreciation of investments		(742,837)
Accumulated net realized loss on investments		(1,341,861)
Undistributed net investment income		1,573
TOTAL NET ASSETS		$83,685,427
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$83,685,427 ÷ 8,441,090 shares outstanding, no par value, unlimited shares authorized		$9.91
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended December 31, 2016
Investment Income:
Dividends received from affiliated holdings (Note 5)		$2,175,519
Interest		781
TOTAL INCOME		2,176,300
Expenses:
Administrative fee (Note 5)	$63,641
Custodian fees	5,530
Transfer agent fee	8,706
Directors'/Trustees' fees (Note 5)	1,966
Auditing fees	26,800
Legal fees	10,249
Portfolio accounting fees	43,298
Share registration costs	25,835
Printing and postage	15,871
Miscellaneous (Note 5)	10,740
TOTAL EXPENSES	212,636
Reimbursement of other operating expenses (Note 5)	(212,636)
Net expenses		—
Net investment income		2,176,300
Realized and Unrealized Loss on Investments:
Net realized loss on investments in an affiliated holding (Note 5)		(83,902)
Net change in unrealized depreciation of investments		(323,338)
Net realized and unrealized loss on investments		(407,240)
Change in net assets resulting from operations		$1,769,060
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,176,300	$2,112,630
Net realized loss on investments	(83,902)	(283,608)
Net change in unrealized appreciation/depreciation of investments	(323,338)	(658,836)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,769,060	1,170,186
Distributions to Shareholders:
Distributions from net investment income	(2,175,973)	(2,112,520)
Share Transactions:
Proceeds from sale of shares	14,019,047	25,578,342
Net asset value of shares issued to shareholders in payment of distributions declared	21,247	14,088
Cost of shares redeemed	(8,345,084)	(14,556,928)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,695,210	11,035,502
Change in net assets	5,288,297	10,093,168
Net Assets:
Beginning of period	78,397,130	68,303,962
End of period (including undistributed net investment income of $1,573 and $1,246, respectively)	$83,685,427	$78,397,130
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
December 31, 2016
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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9

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $212,636 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2016	2015
Shares sold	1,390,838	2,543,760
Shares issued to shareholders in payment of distributions declared	2,107	1,401
Shares redeemed	(827,967)	(1,448,825)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	564,978	1,096,336
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$2,175,973	$2,112,520
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,573
Net unrealized depreciation	$(2,013,542)
Capital loss carryforwards	$(71,156)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2016, the cost of investments for federal tax purposes was $85,755,369. The net unrealized depreciation of investments for federal tax purposes was $2,013,542. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $2,013,542.
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10

At December 31, 2016, the Fund had a capital loss carryforward of $71,156 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$71,156	$71,156
The Fund utilized capital loss carryforwards of $39 to offset capital gains realized during the year ended December 31, 2016.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2016, the Adviser reimbursed $212,636 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the year ended December 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2016, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the year ended December 31, 2016, were as follows:
	Balance of Shares Held 12/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2016	Value	Dividend Income
*Federated Government Obligations Fund, Premier Shares	—	652,478	(652,478)	—	$—	$69
Federated Mortgage Core Portfolio	7,947,880	1,330,069	(765,632)	8,512,317	$83,505,827	$2,175,450
TOTAL OF AFFILIATED TRANSACTIONS	7,947,880	1,982,547	(1,418,110)	8,512,317	$83,505,827	$2,175,519
*	At December 31, 2016, the security is no longer held in the Fund's portfolio of investments.

The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of
Annual Shareholder Report
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the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 99.8% of its net assets at December 31, 2016. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$13,456,879
Sales	$7,637,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, the Fund had no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Mortgage Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$987.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses incurred by the Fund. This agreement has no fixed term.

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Management's Discussion of Fund Performance (unaudited)– Federated Mortgage Core Portfolio
The total return of Federated Mortgage Core Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2016, was 2.30%. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund's broad-based securities market index, returned 1.67% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
During the reporting period, the Fund's investment strategy focused on: (a) sector allocation; and (b) duration.2 These were the most significant factors affecting the Fund's performance relative to the BBMBS.
MARKET OVERVIEW
Bond market yields moved significantly in response to economic growth as well as election outcomes. Concerns over the pace of economic growth–both domestic and abroad–drove U.S. Treasury yields downward and widened credit spreads at the period outset. While spread sectors posted strong recoveries in ensuing months, Treasury yields fell following June's voter approval of the United Kingdom's referendum to relinquish European Union membership (“Brexit”). Financial markets generally dislike uncertainty, and Brexit resulted in a flight-to-quality bid for U.S. Treasury notes and bonds. Yields fell to historic lows.
Markets were also surprised by a U.S. election outcome as voters unexpectedly elected Donald Trump as the next U.S. president. While equity indexes reached record highs, bond markets retreated and higher yields ensued amid expectations for potentially faster growth and a tightening of monetary policy by the Federal Open Market Committee (FOMC). In fact, the federal funds target rate increased 25 basis points at the FOMC's December meeting, and Federal Reserve comments indicated a slow but gradual path to interest rate renormalization in future periods.
Despite market gyrations, the vast majority of spread sectors produced positive excess returns as demand for higher yielding fixed-income investments staged a strong comeback after initial weakness. High yield, investment-grade corporate debt,3 commercial mortgage-backed securities (MBS)4–agency and non-agency–as well as many asset-backed sectors outperformed similar duration Treasury securities.5 Government-guaranteed MBS were an exception as the sector lagged. 2- and 10-year Treasury yields increased 14 and 17 basis points to 1.19% and 2.44%, respectively.
Sector Allocation
Overall, sector strategy positively impacted Fund performance. Allocations to agency and non-agency commercial MBS, asset-backed securities, agency debt and an underweight to agency MBS proved beneficial.
Duration
Interest rate strategy was adjusted throughout the period in accordance with Fund management's outlook. The most significant alteration was in the latter portion of the reporting period when interest rate sensitivity was below that of the BBMBS. Interest rate strategy incorporated the use of traditional cash bond investments as well as derivatives in the form of Treasury futures contracts.6 Interest rate strategy had a positive impact on Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
15

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio from December 31, 2006 to December 31, 2016, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2016
Average Annual Total Returns for the Period Ended 12/31/2016
	1 Year	5 Years	10 Years
Fund	2.30%	2.16%	4.00%
BBMBS	1.67%	2.06%	4.28%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BBMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective August 24, 2016, the name of the BBMBS changed from “Barclays U.S. Mortgage Backed Securities Index” to “Bloomberg Barclays U.S. Mortgage Backed Securities Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
16

Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At December 31, 2016, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	71.4%
Asset-Backed Securities	9.2%
Non-Agency Mortgage-Backed Securities	5.9%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.9%
U.S. Treasury	2.4%
Non-Agency Commercial Mortgage-Backed Securities	2.3%
Cash Equivalents[2]	5.0%
Other Assets and Liabilities—Net[3]	(1.1)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
17

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2016
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—9.2%
		Auto Receivables—7.2%
$22,345,000		AmeriCredit Automobile Receivables Trust 2014-4, Class D, 3.070%, 11/9/2020	$22,660,542
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	13,128,135
15,500,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,727,064
15,000,000		AmeriCredit Automobile Receivables Trust 2016-2, Class D, 3.650%, 5/9/2022	15,272,134
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,390,657
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,485,451
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,163,139
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,333,908
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,881,942
12,672,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	12,748,721
		TOTAL	153,791,693
		Other—1.3%
7,528,636	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	7,544,779
12,716,054	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	12,687,357
8,733,087	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	8,705,330
		TOTAL	28,937,466
		Single Family Rental Securities—0.5%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.836%, 6/17/2031	11,321,159
		Student Loans—0.2%
3,463,236	[1,2]	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	3,515,282
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $195,805,426)	197,565,600
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.2%
		Agency Commercial Mortgage-Backed Securities—4.9%
8,778,357		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,900,232
16,060,702		FHLMC REMIC K055 A1, 2.263%, 4/25/2025	15,873,217
22,765,000		FHLMC REMIC K060 A1, 2.883%, 7/25/2026	23,195,272
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,063,127
18,950,000	[1,2]	FREMF Mortgage Trust 2011-K12, 4.344%, 1/25/2046	19,948,853
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.365%, 5/25/2045	12,644,938
		TOTAL	104,625,639
		Non-Agency Commercial Mortgage-Backed Securities—2.3%
13,450,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.104%, 11/15/2033	13,491,855
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.454%, 4/10/2046	22,268,207
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.757%, 7/15/2046	12,516,288
		TOTAL	48,276,350
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $153,648,002)	152,901,989
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.7%
		Government National Mortgage Association—0.8%
16,870,586		REMIC 2013-H20 FA, 1.130%, 8/20/2063	16,844,044
		Non-Agency Mortgage-Backed Securities—5.9%
1,335,455		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,325,694
649,782		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	511,722
19,152,894	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	18,520,193
14,335,467	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	13,239,802
4,638,098	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	4,653,378
Annual Shareholder Report
18

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$10,285,623	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	$10,342,691
881,634		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.347%, 8/25/2035	840,004
2,408,220		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,392,865
11,920,507		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	11,241,445
11,158,568		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	10,560,925
20,527,301		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	19,228,558
14,062,190		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	13,685,540
4,673,013	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	4,670,017
16,089,583	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	16,090,541
		TOTAL	127,303,375
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $149,913,726)	144,147,419
		MORTGAGE-BACKED SECURITIES—70.6%
		Federal Home Loan Mortgage Corporation—27.5%
65,452,681		2.500%, 1/1/2031	65,606,083
220,377,996		3.000%, 6/1/2031 - 1/1/2047	221,324,482
130,727,156		3.500%, 6/1/2026 - 10/1/2046	134,325,092
83,889,879		4.000%, 2/1/2020 - 10/1/2045	88,272,421
35,365,755		4.500%, 6/1/2019 - 7/1/2041	37,985,339
25,622,055		5.000%, 7/1/2019 - 5/1/2041	27,952,914
9,691,462		5.500%, 3/1/2021 - 5/1/2040	10,768,370
1,062,962		6.000%, 7/1/2029 - 9/1/2037	1,201,683
1,715,079		6.500%, 3/1/2022 - 4/1/2038	1,966,164
459,584		7.000%, 10/1/2020 - 9/1/2037	534,621
188,946		7.500%, 8/1/2029 - 5/1/2031	221,589
189,076		8.000%, 3/1/2030 - 3/1/2031	226,762
5,180		8.500%, 9/1/2025	6,059
12		9.500%, 4/1/2021	12
		TOTAL	590,391,591
		Federal National Mortgage Association—27.8%
16,138,875		2.500%, 1/1/2030	16,201,916
108,243,475		3.000%, 10/1/2027 - 1/1/2047	108,739,079
192,066,420		3.500%, 11/1/2025 - 11/1/2045	198,385,820
139,784,479		4.000%, 12/1/2025 - 5/1/2044	147,960,842
77,177,312		4.500%, 12/1/2019 - 6/1/2044	83,410,185
14,718,588		5.000%, 5/1/2023 - 10/1/2041	16,061,348
12,062,726		5.500%, 1/1/2017 - 4/1/2041	13,523,702
7,806,602		6.000%, 1/1/2029 - 2/1/2039	8,866,937
2,002,392		6.500%, 4/1/2019 - 10/1/2038	2,293,896
1,803,676		7.000%, 7/1/2023 - 6/1/2037	2,095,203
187,086		7.500%, 1/1/2030 - 6/1/2033	219,614
25,142		8.000%, 7/1/2023 - 3/1/2030	29,259
1,180		9.000%, 11/1/2021 - 6/1/2025	1,375
		TOTAL	597,789,176
		Government National Mortgage Association—15.3%
77,034,459		3.000%, 11/20/2045 - 12/20/2046	78,063,929
148,359,822		3.500%, 12/15/2040 - 6/20/2046	154,306,135
45,067,911		4.000%, 9/15/2040 - 12/20/2046	47,977,835
23,598,196		4.500%, 1/15/2039 - 11/15/2043	25,494,897
16,320,598		5.000%, 1/15/2039 - 7/15/2040	18,012,793
Annual Shareholder Report
19

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,297,844		5.500%, 12/15/2038 - 2/15/2039	$2,596,973
874,922		6.000%, 10/15/2028 - 6/15/2037	987,993
242,376		6.500%, 10/15/2028 - 2/15/2032	279,107
422,512		7.000%, 11/15/2027 - 12/15/2031	492,344
164,432		7.500%, 7/15/2029 - 1/15/2031	194,725
247,058		8.000%, 1/15/2022 - 11/15/2030	297,518
10,183		8.500%, 3/15/2022 - 5/15/2029	11,673
909		9.500%, 10/15/2020	1,008
		TOTAL	328,716,930
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,505,446,142)	1,516,897,697
		U.S. TREASURY—2.4%
		U.S. Treasury Notes—2.4%
25,000,000		1.500%, 8/15/2026	22,997,395
30,000,000		2.000%, 11/15/2026	28,872,657
		TOTAL U.S. TREASURY (IDENTIFIED COST $52,467,827)	51,870,052
		INVESTMENT COMPANY—5.0%
107,203,788	[3]	Federated Government Obligations Fund, Premier Shares, 0.43%[4] (IDENTIFIED COST $107,203,788)	107,203,788
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $2,164,484,911)[5]	2,170,586,545
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[6]	(23,189,304)
		TOTAL NET ASSETS—100%	$2,147,397,241
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $192,160,670, which represented 8.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2016, these liquid restricted securities amounted to $192,160,670, which represented 8.9% of total net assets.
3	Affiliated Holding.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to 2,163,382,828.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Annual Shareholder Report
20

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$197,565,600	$—	$197,565,600
Commercial Mortgage-Backed Securities	—	152,901,989	—	152,901,989
Collateralized Mortgage Obligations	—	144,147,419	—	144,147,419
Mortgage-Backed Securities	—	1,516,897,697	—	1,516,897,697
U.S. Treasury	—	51,870,052	—	51,870,052
Investment Company	107,203,788	—	—	107,203,788
TOTAL SECURITIES	$107,203,788	$2,063,382,757	$—	$2,170,586,545
The following acronym is used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Corporation
FREMF	—Freddie Mac Multifamily
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.85	$9.97	$9.71	$10.20	$10.20
Income From Investment Operations:
Net investment income	0.23[1]	0.23[1]	0.27[1]	0.24[1]	0.26[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.00)[2]	(0.07)	0.29	(0.45)	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.16	0.56	(0.21)	0.32
Less Distributions:
Distributions from net investment income	(0.27)	(0.28)	(0.30)	(0.28)	(0.32)
Net Asset Value, End of Period	$9.81	$9.85	$9.97	$9.71	$10.20
Total Return[3]	2.30%	1.66%	5.89%	(2.04)%	3.14%
Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.02%	0.00%[4]	0.00%[4]
Net investment income	2.34%	2.31%	2.74%	2.41%	2.59%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%	0.01%	0.03%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,147,397	$1,900,395	$1,864,143	$1,399,693	$2,480,305
Portfolio turnover	258%	307%	179%	200%	257%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	42%	46%	40%	67%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2016
Assets:
Total investment in securities, at value including $107,203,788 of investment in an affiliated holding (Note 5) (identified cost $2,164,484,911)		$2,170,586,545
Income receivable		5,572,435
Receivable for investments sold		10,569,696
Receivable for shares sold		620,000
TOTAL ASSETS		2,187,348,676
Liabilities:
Payable for investments purchased	$35,300,230
Payable for shares redeemed	170,000
Bank overdraft	399,001
Income distribution payable	3,896,791
Accrued expenses (Note 5)	185,413
TOTAL LIABILITIES		39,951,435
Net assets for 218,929,112 shares outstanding		$2,147,397,241
Net Assets Consist of:
Paid-in capital		$2,179,874,099
Net unrealized appreciation of investments		6,101,634
Accumulated net realized loss on investments and futures contracts		(39,062,081)
Undistributed net investment income		483,589
TOTAL NET ASSETS		$2,147,397,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,147,397,241 ÷ 218,929,112 shares outstanding, no par value, unlimited shares authorized		$9.81
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2016
Investment Income:
Interest		$49,947,098
Dividends received from an affiliated holding (Note 5)		306,258
TOTAL INCOME		50,253,356
Expenses:
Custodian fees	$90,217
Transfer agent fee	172,201
Directors'/Trustees' fees (Note 5)	18,859
Auditing fees	30,800
Legal fees	10,318
Portfolio accounting fees	235,978
Share registration costs	3,185
Printing and postage	15,964
Miscellaneous (Note 5)	15,701
TOTAL EXPENSES	593,223
Reimbursement:
Reimbursement of other operating expenses (Note 2)	(35,915)
Net expenses		557,308
Net investment income		49,696,048
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		4,499,880
Net realized gain on futures contracts		102,632
Net change in unrealized appreciation of investments		(6,418,519)
Net change in unrealized appreciation of futures contracts		(21,928)
Net realized and unrealized loss on investments and futures contracts		(1,837,935)
Change in net assets resulting from operations		$47,858,113
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$49,696,048	$46,901,869
Net realized gain on investments and futures contracts	4,602,512	7,582,257
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,440,447)	(22,092,195)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,858,113	32,391,931
Distributions to Shareholders:
Distributions from net investment income	(56,860,660)	(58,156,610)
Share Transactions:
Proceeds from sale of shares	753,528,450	667,704,860
Net asset value of shares issued to shareholders in payment of distributions declared	5,153,184	5,328,963
Cost of shares redeemed	(502,677,127)	(611,017,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	256,004,507	62,016,528
Change in net assets	247,001,960	36,251,849
Net Assets:
Beginning of period	1,900,395,281	1,864,143,432
End of period (including undistributed net investment income of $483,589 and $313,273, respectively)	$2,147,397,241	$1,900,395,281
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2016
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. For the year ended December 31, 2016, the custodian reimbursed $35,915 of custody fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash, which is shown as Restricted cash in the Statement of Assets and Liabilities, or U.S. and government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
At December 31, 2016, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $5,188,033. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$102,632

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(21,928)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
Year Ended December 31	2016	2015
Shares sold	75,595,853	66,882,088
Shares issued to shareholders in payment of distributions declared	516,123	535,452
Shares redeemed	(50,184,154)	(61,348,959)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	25,927,822	6,068,581
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,334,928	$(7,334,928)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2016 and 2015, was as follows:
	2016	2015
Ordinary income	$56,860,660	$58,156,610
As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$483,589
Net unrealized appreciation	$7,203,717
Capital loss carryforwards	$(40,164,164)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2016, the cost of investments for federal tax purposes was $2,163,382,828. The net unrealized appreciation of investments for federal tax purposes was $7,203,717. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,231,346 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,027,629.
At December 31, 2016, the Fund had a capital loss carryforward of $40,164,164 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$27,350,897	$1,535,659	$28,886,556
2017	$11,277,608	NA	$11,277,608
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2016, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2015	—
Purchases/Additions	844,767,824
Sales/Reductions	(737,564,036)
Balance of Shares Held 12/31/2016	107,203,788
Value	$107,203,788
Dividend Income	$306,258
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2016, were as follows:
Purchases	$176,720,326
Sales	$187,645,231
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2016, the Fund had no outstanding loans. During the year ended December 31, 2016, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2016, there were no outstanding loans. During the year ended December 31, 2016, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm– Federated Mortgage Core Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2017
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2016	Ending Account Value 12/31/2016	Expenses Paid During Period[1]
Actual	$1,000.00	$987.80	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.99	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised six portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 2005	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: February 2015	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report
35

Evaluation and Approval of Advisory Contract–May 2016
Federated Mortgage Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts, and may also be offered to other Federated funds.
In addition, Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due
Annual Shareholder Report
36

regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year period, and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Annual Shareholder Report
38

Notes
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38011 (2/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $166,860

Fiscal year ended 2015 - $165,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $174

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $122 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $42,029 and $43,673 respectively. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2016 - $301,937

Fiscal year ended 2015 - $73,656

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2017